Financing Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 1,083,815	¥ 939,992	¥ 791,046
Financing receivables, non-accrual status	144,000	183,000
Interest and late payment fees earned from non-accrual financing receivables	59,500	74,100	¥ 107,000
Loan VII
Accounts Notes And Loans Receivable [Line Items]
Collateral amount	11,900	190,000
Installment Purchase Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 5,748,000	¥ 4,925,000
Maximum
Accounts Notes And Loans Receivable [Line Items]
Installment purchase loans and personal installment loans original term	3 years